Fair Value Measurements - Gains and Losses Included in Earnings Related to Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Noninterest Income [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total gains (losses) included in earnings (or changes in net assets)	$ (2,862)
Other Comprehensive Income [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in unrealized gains (losses) relating to assets still held at December 31, 2013	$ (40,968)